As filed with the U.S. Securities and Exchange Commission on [12/4/2024]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21836)

ONEFUND TRUST
(Exact name of registrant as specified in charter)

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Name and address of agent for service)

1-844-282-3837

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
ZZZ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://cyberhornetetfs.com/. You can also request this information by contacting us at 1-844-282-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	$52	1.01%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,454,008
Number of Holdings	485
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Holdings	(% of net assets)
Apple, Inc.	4.9%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc. - Class A	1.8%
Alphabet, Inc. - Class A	1.4%
Berkshire Hathaway, Inc. - Class B	1.2%
Alphabet, Inc. - Class C	1.2%
Eli Lilly & Co.	1.0%
Tesla, Inc.	1.0%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://cyberhornetetfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF documents not be householded, please contact Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF at 1-844-282-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF or your financial intermediary.
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 1	TSR-SAR-45407J409

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OneFund Trust
CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Semi-Annual Financial Statements
September 30, 2024

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.2%
Automobiles & Components - 1.3%
Aptiv PLC(a)	12	$ 864
BorgWarner, Inc.	8	290
Ford Motor Co.	156	1,648
General Motors Co.	56	2,511
Tesla, Inc.(a)	97	25,378
		30,691
Banks - 2.5%
Bank of America Corp.	272	10,793
Citigroup, Inc.	76	4,758
Citizens Financial Group, Inc.	20	821
Comerica, Inc.	4	240
Fifth Third Bancorp	28	1,199
Huntington Bancshares, Inc.	56	823
JPMorgan Chase & Co.	116	24,460
KeyCorp	36	603
M&T Bank Corp.	8	1,425
PNC Financial Services Group, Inc.	16	2,958
Regions Financial Corp.	36	840
Truist Financial Corp.	52	2,224
US Bancorp	60	2,744
Wells Fargo & Co.	144	8,134
Zions Bancorp NA	4	189
		62,211
Capital Goods - 4.6%
3M Co.	20	2,734
A.O. Smith Corp.	4	359
Allegion PLC	4	583
AMETEK, Inc.	8	1,374
Axon Enterprise, Inc.(a)	4	1,598
Boeing Co.(a)	24	3,649
Builders FirstSource, Inc.(a)	4	775
Carrier Global Corp.	32	2,576
Caterpillar, Inc.	20	7,822
Cummins, Inc.	4	1,295
Deere & Co.	12	5,008
Dover Corp.	4	767
Eaton Corp. PLC	16	5,303
Emerson Electric Co.	24	2,625
Fastenal Co.	24	1,714
Fortive Corp.	12	947
GE Vernova, Inc.(a)	9	2,295
Generac Holdings, Inc.(a)	4	635
General Dynamics Corp.	8	2,418
General Electric Co.	44	8,297
Honeywell International, Inc.	28	5,788
Howmet Aerospace, Inc.	16	1,604
Hubbell, Inc.	4	1,713
IDEX Corp.	4	858
Illinois Tool Works, Inc.	12	3,145
Ingersoll Rand, Inc.	16	1,571
Johnson Controls International PLC	28	2,173

	Shares	Value
L3Harris Technologies, Inc.	8	$ 1,903
Lockheed Martin Corp.	8	4,676
Masco Corp.	8	672
Nordson Corp.	4	1,051
Northrop Grumman Corp.	4	2,112
Otis Worldwide Corp.	16	1,663
PACCAR, Inc.	20	1,974
Parker-Hannifin Corp.	4	2,527
Pentair PLC	8	782
Quanta Services, Inc.	4	1,193
Rockwell Automation, Inc.	4	1,074
RTX Corp.	56	6,785
Snap-on, Inc.	4	1,159
Stanley Black & Decker, Inc.	8	881
Textron, Inc.	8	709
Trane Technologies PLC	8	3,110
TransDigm Group, Inc.	4	5,709
United Rentals, Inc.	4	3,239
Westinghouse Air Brake Technologies Corp.	8	1,454
Xylem, Inc.	8	1,080
		113,379
Commercial & Professional Services - 0.9%
Amentum Holdings, Inc.(a)	4	129
Automatic Data Processing, Inc.	16	4,428
Broadridge Financial Solutions, Inc.	4	860
Cintas Corp.	16	3,294
Copart, Inc.(a)	36	1,886
Dayforce, Inc.(a)	8	490
Equifax, Inc.	4	1,175
Jacobs Solutions, Inc.	4	523
Leidos Holdings, Inc.	4	652
Paychex, Inc.	12	1,610
Republic Services, Inc.	8	1,607
Robert Half, Inc.	4	270
Rollins, Inc.	12	607
Veralto Corp.	8	895
Verisk Analytics, Inc.	4	1,072
Waste Management, Inc.	16	3,322
		22,820
Consumer Discretionary Distribution & Retail - 4.1%
Amazon.com, Inc.(a)	325	60,557
Bath & Body Works, Inc.	8	255
Best Buy Co., Inc.	8	827
CarMax, Inc.(a)	8	619
eBay, Inc.	20	1,302
Etsy, Inc.(a)	4	222
Genuine Parts Co.	4	559
Home Depot, Inc.	40	16,208
LKQ Corp.	12	479

The accompanying notes are an integral part of these financial statements.

1

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary Distribution & Retail - (Continued)
Lowe’s Cos., Inc.	24	$ 6,501
O'Reilly Automotive, Inc.(a)	4	4,606
Ross Stores, Inc.	12	1,806
TJX Cos., Inc.	44	5,172
Tractor Supply Co.	4	1,164
		100,277
Consumer Durables & Apparel - 0.6%
DR Horton, Inc.	12	2,289
Garmin Ltd.	8	1,408
Hasbro, Inc.	4	289
Lennar Corp. - Class A	8	1,500
Lululemon Athletica, Inc.(a)	4	1,086
Mohawk Industries, Inc.(a)	4	643
NIKE, Inc. - Class B	48	4,243
PulteGroup, Inc.	8	1,148
Tapestry, Inc.	8	376
VF Corp.	12	239
Whirlpool Corp.	4	428
		13,649
Consumer Services - 1.1%
Airbnb, Inc. - Class A(a)	16	2,029
Caesars Entertainment, Inc.(a)	8	334
Carnival Corp.(a)	40	739
Darden Restaurants, Inc.	4	656
Expedia Group, Inc.(a)	4	592
Hilton Worldwide Holdings, Inc.	12	2,766
Las Vegas Sands Corp.	16	805
Marriott International, Inc. - Class A	8	1,989
McDonald's Corp.	28	8,526
MGM Resorts International(a)	12	469
Norwegian Cruise Line Holdings Ltd. (a)	16	328
Royal Caribbean Cruises Ltd.	8	1,419
Starbucks Corp.	44	4,290
Wynn Resorts Ltd.	4	384
Yum! Brands, Inc.	12	1,677
		27,003
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	16	14,184
Dollar General Corp.	8	677
Dollar Tree, Inc.(a)	8	563
Kroger Co.	28	1,604
Sysco Corp.	20	1,561
Target Corp.	20	3,117
Walgreens Boots Alliance, Inc.	28	251
Walmart, Inc.	168	13,566
		35,523
Energy - 2.6%
APA Corp.	12	294
Baker Hughes Co.	40	1,446

	Shares	Value
Chevron Corp.	68	$10,014
ConocoPhillips	48	5,054
Coterra Energy, Inc.	28	671
Devon Energy Corp.	24	939
Diamondback Energy, Inc.	8	1,379
EOG Resources, Inc.	24	2,950
EQT Corp.	16	586
Exxon Mobil Corp.	178	20,865
Halliburton Co.	36	1,046
Hess Corp.	12	1,630
Kinder Morgan, Inc.	76	1,679
Marathon Oil Corp.	24	639
Marathon Petroleum Corp.	16	2,607
Occidental Petroleum Corp.	28	1,443
ONEOK, Inc.	24	2,187
Phillips 66	16	2,103
Schlumberger NV	56	2,349
Targa Resources Corp.	8	1,184
Valero Energy Corp.	12	1,620
Williams Cos., Inc.	48	2,191
		64,876
Financial Services - 5.7%
American Express Co.	24	6,509
Ameriprise Financial, Inc.	4	1,879
Bank of New York Mellon Corp.	32	2,299
Berkshire Hathaway, Inc. - Class B(a)	64	29,457
BlackRock, Inc.	4	3,798
Blackstone, Inc.	28	4,288
Capital One Financial Corp.	16	2,396
Cboe Global Markets, Inc.	4	819
Charles Schwab Corp.	60	3,889
CME Group, Inc.	16	3,530
Corpay, Inc.(a)	4	1,251
Discover Financial Services	8	1,122
Fidelity National Information Services, Inc.	24	2,010
Fiserv, Inc.(a)	24	4,312
Franklin Resources, Inc.	12	242
Global Payments, Inc.	12	1,229
Goldman Sachs Group, Inc.	12	5,941
Intercontinental Exchange, Inc.	24	3,855
Invesco Ltd.	16	281
Jack Henry & Associates, Inc.	4	706
Mastercard, Inc. - Class A	32	15,802
Moody’s Corp.	8	3,797
Morgan Stanley	48	5,004
MSCI, Inc.	4	2,332
Nasdaq, Inc.	12	876
Northern Trust Corp.	8	720
PayPal Holdings, Inc.(a)	44	3,433
Raymond James Financial, Inc.	8	980
S&P Global, Inc.	12	6,199
State Street Corp.	12	1,062
Synchrony Financial	16	798

The accompanying notes are an integral part of these financial statements.

2

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial Services - (Continued)
T Rowe Price Group, Inc.	8	$ 871
Visa, Inc. - Class A	64	17,597
		139,284
Food, Beverage & Tobacco - 2.1%
Altria Group, Inc.	68	3,471
Archer-Daniels-Midland Co.	20	1,195
Brown-Forman Corp. - Class B	8	394
Bunge Global SA	4	387
Campbell Soup Co.	8	391
Coca-Cola Co.	152	10,923
Conagra Brands, Inc.	20	650
Constellation Brands, Inc. - Class A	8	2,061
General Mills, Inc.	24	1,772
Hershey Co.	4	767
Hormel Foods Corp.	12	380
J M Smucker Co.	4	484
Kellanova	12	969
Keurig Dr Pepper, Inc.	40	1,499
Kraft Heinz Co.	32	1,124
Lamb Weston Holdings, Inc.	4	259
McCormick & Co., Inc.	8	658
Molson Coors Beverage Co. - Class B	8	460
Mondelez International, Inc. - Class A	52	3,831
Monster Beverage Corp.(a)	28	1,461
PepsiCo, Inc.	56	9,523
Philip Morris International, Inc.	60	7,284
Tyson Foods, Inc. - Class A	12	715
		50,658
Health Care Equipment & Services - 3.7%
Abbott Laboratories	68	7,753
Align Technology, Inc.(a)	4	1,017
Baxter International, Inc.	20	759
Becton Dickinson & Co.	12	2,893
Boston Scientific Corp.(a)	56	4,693
Cardinal Health, Inc.	8	884
Cencora, Inc.	8	1,801
Centene Corp.(a)	20	1,506
Cigna Group	12	4,157
CVS Health Corp.	52	3,270
DaVita, Inc.(a)	4	656
DENTSPLY SIRONA, Inc.	8	216
Dexcom, Inc.(a)	16	1,073
Edwards Lifesciences Corp.(a)	24	1,584
Elevance Health, Inc.	8	4,160
GE HealthCare Technologies, Inc.	16	1,502
HCA Healthcare, Inc.	8	3,251
Henry Schein, Inc.(a)	4	292
Hologic, Inc.(a)	8	652
Humana, Inc.	4	1,267
IDEXX Laboratories, Inc.(a)	4	2,021
Insulet Corp.(a)	4	931

	Shares	Value
Intuitive Surgical, Inc.(a)	12	$5,895
Labcorp Holdings, Inc.	4	894
McKesson Corp.	4	1,978
Medtronic PLC	52	4,681
Molina Healthcare, Inc.(a)	4	1,378
Quest Diagnostics, Inc.	4	621
ResMed, Inc.	4	976
Solventum Corp.(a)	4	279
STERIS PLC	4	970
Stryker Corp.	12	4,335
UnitedHealth Group, Inc.	36	21,048
Universal Health Services, Inc. - Class B	4	916
Zimmer Biomet Holdings, Inc.	8	864
		91,173
Household & Personal Products - 1.0%
Church & Dwight Co., Inc.	8	838
Clorox Co.	4	652
Colgate-Palmolive Co.	32	3,322
Estee Lauder Cos., Inc. - Class A	8	797
Kenvue, Inc.	68	1,573
Kimberly-Clark Corp.	12	1,707
Procter & Gamble Co.	92	15,934
		24,823
Insurance - 1.7%
Aflac, Inc.	20	2,236
Allstate Corp.	12	2,276
American International Group, Inc.	28	2,050
Aon PLC - Class A	8	2,768
Arch Capital Group Ltd.(a)	16	1,790
Arthur J Gallagher & Co.	8	2,251
Assurant, Inc.	4	795
Brown & Brown, Inc.	8	829
Chubb Ltd.	16	4,614
Cincinnati Financial Corp.	8	1,089
Globe Life, Inc.	4	424
Hartford Financial Services Group, Inc.	12	1,411
Loews Corp.	8	632
Marsh & McLennan Cos., Inc.	20	4,462
MetLife, Inc.	24	1,980
Principal Financial Group, Inc.	8	687
Progressive Corp.	24	6,090
Prudential Financial, Inc.	16	1,938
Travelers Cos., Inc.	8	1,873
W R Berkley Corp.	12	681
Willis Towers Watson PLC	4	1,178
		42,054
Materials - 1.8%
Air Products and Chemicals, Inc.	8	2,382
Albemarle Corp.	4	379
Amcor PLC	56	634
Avery Dennison Corp.	4	883
Ball Corp.	12	815
Celanese Corp.	4	544

The accompanying notes are an integral part of these financial statements.

3

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
CF Industries Holdings, Inc.	8	$ 686
Corteva, Inc.	28	1,646
Dow, Inc.	28	1,530
DuPont de Nemours, Inc.	16	1,426
Eastman Chemical Co.	4	448
Ecolab, Inc.	12	3,064
FMC Corp.	4	264
Freeport-McMoRan, Inc.	56	2,795
International Flavors & Fragrances, Inc.	12	1,259
International Paper Co.	12	586
Linde PLC	20	9,537
LyondellBasell Industries NV - Class A	12	1,151
Martin Marietta Materials, Inc.	4	2,153
Mosaic Co.	12	321
Newmont Corp.	44	2,352
Nucor Corp.	8	1,203
Packaging Corp. of America	4	861
PPG Industries, Inc.	8	1,060
Sherwin-Williams Co.	8	3,053
Smurfit WestRock PLC	12	593
Steel Dynamics, Inc.	8	1,009
Vulcan Materials Co.	4	1,002
		43,636
Media & Entertainment - 5.8%
Alphabet, Inc. - Class A	207	34,331
Alphabet, Inc. - Class C	176	29,426
Charter Communications, Inc. - Class A(a)	4	1,296
Comcast Corp. - Class A	160	6,683
Electronic Arts, Inc.	8	1,148
Fox Corp. - Class A	8	339
Fox Corp. - Class B	4	155
Interpublic Group of Cos., Inc.	16	506
Live Nation Entertainment, Inc.(a)	4	438
Match Group, Inc.(a)	12	454
Meta Platforms, Inc. - Class A	78	44,650
Netflix, Inc.(a)	16	11,348
News Corp. - Class A	16	426
News Corp. - Class B	4	112
Omnicom Group, Inc.	8	827
Paramount Global - Class B	20	212
Take-Two Interactive Software, Inc.(a)	8	1,230
Walt Disney Co.	72	6,926
Warner Bros Discovery, Inc.(a)	88	726
		141,233
Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
AbbVie, Inc.	68	13,429
Agilent Technologies, Inc.	12	1,782
Amgen, Inc.	20	6,444
Biogen, Inc.(a)	4	775
Bio-Techne Corp.	8	639

	Shares	Value
Bristol-Myers Squibb Co.	80	$4,139
Catalent, Inc.(a)	8	484
Charles River Laboratories International, Inc.(a)	4	788
Danaher Corp.	24	6,672
Eli Lilly & Co.	29	25,692
Gilead Sciences, Inc.	48	4,024
GRAIL, Inc.(a)	1	14
Illumina, Inc.(a)	8	1,043
Incyte Corp.(a)	8	529
IQVIA Holdings, Inc.(a)	8	1,896
Johnson & Johnson	96	15,558
Merck & Co., Inc.	100	11,356
Moderna, Inc.(a)	12	802
Pfizer, Inc.	224	6,483
Regeneron Pharmaceuticals, Inc.(a)	4	4,205
Revvity, Inc.	4	511
Thermo Fisher Scientific, Inc.	16	9,897
Vertex Pharmaceuticals, Inc.(a)	12	5,581
Viatris, Inc.	48	557
Waters Corp.(a)	4	1,440
West Pharmaceutical Services, Inc.	4	1,201
Zoetis, Inc.	20	3,908
		129,849
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	12	1,494
CoStar Group, Inc.(a)	16	1,207
		2,701
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc.(a)	64	10,501
Analog Devices, Inc.	20	4,603
Applied Materials, Inc.	32	6,466
Broadcom, Inc.	145	25,013
Enphase Energy, Inc.(a)	4	452
First Solar, Inc.(a)	4	998
Intel Corp.	168	3,941
KLA Corp.	4	3,098
Lam Research Corp.(a)	4	3,264
Microchip Technology, Inc.	20	1,606
Micron Technology, Inc.	44	4,563
NVIDIA Corp.	860	104,438
NXP Semiconductors NV	12	2,880
ON Semiconductor Corp.(a)	16	1,162
Qorvo, Inc.(a)	4	413
QUALCOMM, Inc.	44	7,482
Skyworks Solutions, Inc.	8	790
Teradyne, Inc.	8	1,072
Texas Instruments, Inc.	36	7,437
		190,179
Software & Services - 8.1%
Accenture PLC - Class A	24	8,483
Adobe, Inc.(a)	16	8,284

The accompanying notes are an integral part of these financial statements.

4

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Services - (Continued)
Akamai Technologies, Inc.(a)	4	$ 404
ANSYS, Inc.(a)	4	1,274
Autodesk, Inc.(a)	8	2,204
Cadence Design Systems, Inc.(a)	12	3,252
Cognizant Technology Solutions Corp. - Class A	20	1,544
EPAM Systems, Inc.(a)	4	796
Fortinet, Inc.(a)	24	1,861
Gartner, Inc.(a)	4	2,027
Gen Digital, Inc.	24	658
International Business Machines Corp.	36	7,959
Intuit, Inc.	12	7,452
Microsoft Corp.	262	112,739
Oracle Corp.	64	10,906
Palo Alto Networks, Inc.(a)	12	4,102
PTC, Inc.(a)	4	723
Roper Technologies, Inc.	4	2,226
Salesforce, Inc.	40	10,948
ServiceNow, Inc.(a)	8	7,155
Synopsys, Inc.(a)	8	4,051
VeriSign, Inc.(a)	4	760
		199,808
Technology Hardware & Equipment - 6.3%
Amphenol Corp. - Class A	48	3,128
Apple, Inc.	516	120,228
Arista Networks, Inc.(a)	8	3,071
CDW Corp.	4	905
Cisco Systems, Inc.	160	8,515
Corning, Inc.	32	1,445
F5, Inc.(a)	4	881
Hewlett Packard Enterprise Co.	52	1,064
HP, Inc.	36	1,291
Jabil, Inc.	4	479
Juniper Networks, Inc.	12	468
Keysight Technologies, Inc.(a)	8	1,271
Motorola Solutions, Inc.	8	3,597
NetApp, Inc.	8	988
Seagate Technology Holdings PLC	8	876
TE Connectivity PLC	12	1,812
Trimble, Inc.(a)	8	497
Western Digital Corp.(a)	12	820
Zebra Technologies Corp. - Class A(a)	4	1,481
		152,817
Telecommunication Services - 0.7%
AT&T, Inc.	284	6,248
T-Mobile US, Inc.	20	4,127
Verizon Communications, Inc.	168	7,545
		17,920

	Shares	Value
Transportation - 1.2%
American Airlines Group, Inc.(a)	24	$270
CH Robinson Worldwide, Inc.	4	441
CSX Corp.	80	2,762
Delta Air Lines, Inc.	24	1,219
Expeditors International of Washington, Inc.	4	526
FedEx Corp.	8	2,189
JB Hunt Transport Services, Inc.	4	689
Norfolk Southern Corp.	8	1,988
Old Dominion Freight Line, Inc.	8	1,589
Southwest Airlines Co.	24	711
Uber Technologies, Inc.(a)	80	6,013
Union Pacific Corp.	24	5,916
United Airlines Holdings, Inc.(a)	12	685
United Parcel Service, Inc. - Class B	28	3,818
		28,816
Utilities - 1.9%
AES Corp.	28	562
Alliant Energy Corp.	12	728
Ameren Corp.	12	1,050
American Electric Power Co., Inc.	20	2,052
American Water Works Co., Inc.	8	1,170
Atmos Energy Corp.	4	555
CenterPoint Energy, Inc.	24	706
CMS Energy Corp.	12	848
Consolidated Edison, Inc.	12	1,250
Constellation Energy Corp.	12	3,120
Dominion Energy, Inc.	32	1,849
DTE Energy Co.	8	1,027
Duke Energy Corp.	32	3,690
Edison International	16	1,393
Entergy Corp.	8	1,053
Evergy, Inc.	8	496
Eversource Energy	12	817
Exelon Corp.	40	1,622
FirstEnergy Corp.	20	887
NextEra Energy, Inc.	80	6,762
NiSource, Inc.	16	554
NRG Energy, Inc.	8	729
PG&E Corp.	84	1,661
Pinnacle West Capital Corp.	4	354
PPL Corp.	28	926
Public Service Enterprise Group, Inc.	20	1,784
Sempra	24	2,007
Southern Co.	44	3,968
WEC Energy Group, Inc.	12	1,154
Xcel Energy, Inc.	20	1,306
		46,080
TOTAL COMMON STOCKS (Cost $1,522,795)		1,771,460

The accompanying notes are an integral part of these financial statements.

5

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Alexandria Real Estate Equities, Inc.	8	$950
American Tower Corp.	20	4,651
AvalonBay Communities, Inc.	4	901
Boston Properties, Inc.	4	322
Camden Property Trust	4	494
Crown Castle, Inc.	16	1,898
Digital Realty Trust, Inc.	12	1,942
Equinix, Inc.	4	3,550
Equity Residential	12	894
Essex Property Trust, Inc.	4	1,182
Extra Space Storage, Inc.	8	1,442
Federal Realty Investment Trust	4	460
Healthpeak Properties, Inc.	20	457
Host Hotels & Resorts, Inc.	28	493
Invitation Homes, Inc.	24	846
Iron Mountain, Inc.	12	1,426
Kimco Realty Corp.	24	557
Mid-America Apartment Communities, Inc.	4	636
Prologis, Inc.	36	4,546
Public Storage	8	2,911
Realty Income Corp.	28	1,776
Regency Centers Corp.	8	578
SBA Communications Corp.	4	963
Simon Property Group, Inc.	12	2,028
UDR, Inc.	12	544
Ventas, Inc.	16	1,026
VICI Properties, Inc.	40	1,332
Welltower, Inc.	20	2,561
Weyerhaeuser Co.	28	948
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,748)		42,314
TOTAL INVESTMENTS - 73.9% (Cost $1,559,543)		$1,813,774
Money Market Deposit Account - 0.1%(b)		1,326
Other Assets in Excess of Liabilities - 26.0%		638,908
TOTAL NET ASSETS - 100.0%		$2,454,008

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.63%.

The accompanying notes are an integral part of these financial statements.

6

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Bitcoin Reference Rate (BRR)	2	12/27/2024	$647,000	$31,477
Total Unrealized Appreciation (Depreciation)				$31,477

The accompanying notes are an integral part of these financial statements.

7

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$1,813,774
Deposit at broker for futures contracts	668,759
Cash - interest bearing deposit account	1,326
Dividends and interest receivable	1,070
Broker Interest receivable	793
Total assets	2,485,722
LIABILITIES:
Payable to custodian	29,705
Payable to adviser (Note 3)	1,911
Payable for expense and other liabilities	98
Total liabilities	31,714
NET ASSETS	$2,454,008
Net Assets Consist of:
Paid-in capital	$2,283,393
Accumulated earnings	170,615
Total net assets	$2,454,008
Net assets	$2,454,008
Shares issued and outstanding(a)	100,000
Net asset value per share	$24.54
Cost:
Investments, at cost	$1,559,543

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Statement of Operations
For the Period Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$12,250
Less: Dividend withholding taxes	(4)
Interest income	5,479
Total investment income	17,725
EXPENSES:
Investment advisory fee (See Note 3)	11,288
Legal fees	303
Trustees’ fees	4
Tax expense	420
Total expenses	12,015
NET INVESTMENT INCOME	5,710
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	17,388
Futures contracts	(32,158)
Net realized loss	(14,770)
Net change in unrealized appreciation (depreciation) on:
Investments	176,571
Future contracts	(70,389)
Net change in unrealized appreciation	106,182
Net realized and unrealized gain	91,412
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,122

The accompanying notes are an integral part of these financial statements.

9

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Statements of Changes in Net Assets

	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(a)
OPERATIONS:
Net investment income	$5,710	$1,296
Net realized gain/(loss)	(14,770)	31,161
Net change in unrealized appreciation	106,182	179,525
Net increase in net assets from operations	97,122	211,982
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(137,902)	(589)
Total distributions to shareholders	(137,902)	(589)
CAPITAL TRANSACTIONS:
Subscriptions	1,240,895	1,042,500
Net increase in net assets from capital transactions	1,240,895	1,042,500
NET INCREASE IN NET ASSETS	1,200,115	1,253,893
NET ASSETS:
Beginning of the period	1,253,893	—
End of the period	$2,454,008	$1,253,893
SHARES TRANSACTIONS
Subscriptions	50,000	50,000
Total increase in shares outstanding	50,000	50,000

(a)	Inception date of the Fund was December 28, 2023.
The accompanying notes are an integral part of these financial statements.

10

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.08	$20.85
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.03
Net realized and unrealized gain on investments(c)	0.78	4.21
Total from investment operations	0.84	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(1.38)	(0.01)
Total distributions	(1.38)	(0.01)
Net asset value, end of period	$24.54	$25.08
TOTAL RETURN(d)(e)	3.45%	20.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,454	$1,254
Ratio of expenses to average net assets(f)(g)	1.01%	0.95%
Ratio of net investment income to average net assets(f)(g)	0.48%	0.45%
Portfolio turnover rate(e)(h)	0%	28%

(a)	Inception date of the Fund was December 28, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Includes tax-related expenses of less than 0.01% not covered by the Funds’ Unitary Fee agreement.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

OneFund Trust
Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
The CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF is a separate series of ONEFUND Trust, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 28, 2023. ONEFUND, LLC (the “Adviser”) serves as the investment adviser to the Fund.
The Fund’s investment objective is to replicate, before fees and expenses, the total return of the S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”), an Index by Standard & Poor’s.
The consolidated financial statements include the accounts of ONEFUND International Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in derivative or Bitcoin- related instruments consistent with the Fund’s objectives and policies. As of September 30, 2024, the Subsidiary’s net assets were $645,871, which represented 26.3% of the Fund’s net assets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Investment Income – Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.
Expenses – The Fund bears expenses incurred specifically for the Fund as well as general Trust expenses that are allocated between the Fund and a separate series of the Trust. See Note 3 for further information on the Fund’s unitary fee arrangement.
Investment Valuation – The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Futures contracts are valued at the settlement price on the exchange. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2024, there were no securities that were internally fair valued.

12

OneFund Trust
Notes to Financial Statements
September 30, 2024(Continued)
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.
Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 –
Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal period ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,771,460	—	—	$ 1,771,460
Real Estate Investment Trusts	42,314	—	—	42,314
Total Investments	$1,813,774	—	—	$1,813,774
Other Financial Instruments*:
Futures Contracts	31,477	—	—	31,477
Total Other Financial Instruments	$31,477	—	—	$31,477

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
Refer to the Consolidated Schedule of Investments for further disaggregation of the investment categories on the instrument.

13

OneFund Trust
Notes to Financial Statements
September 30, 2024(Continued)
The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.
Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.
Derivative Transactions – The Fund engaged in derivatives for speculative purposes during the period ended September 30, 2024. The use of derivatives included futures contracts.
Futures contracts – The Fund purchases and sells futures contracts and held futures contracts during the period ended September 30, 2024. The Fund generally deposits cash (also known as “margin”) with a Futures Commission Merchant (“FCM”) for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure (i.e., the total dollar value of exposure the Fund has to the asset that underlies the futures contract) of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by the Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require the Fund to deposit additional collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for CME Bitcoin Futures are substantially higher than margin requirements for many other types of futures contracts.
The average notional amount of futures contracts during the six months ended September 30, 2024, was $620,845 for long contracts.
The tables below reflect the values of derivatives assets and liabilities as reflected in the Consolidated Statement of Assets and Liabilities.
Consolidated Statement of Assets and Liabilities Location

Risk Exposure		Fair Value
Futures
Commodity Contracts	Deposits at broker for future contracts*	$31,477

*	Relfects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments
Amount of Realized Loss on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net realized loss on futures contracts	(32,158)

Change in Unrealized Appreciation on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net change in unrealized appreciation on futures contracts	$31,477

Distributions to Shareholders – Dividends from net investment income will be declared and paid at least quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Federal Income Taxes – As of and during the fiscal year ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.

14

OneFund Trust
Notes to Financial Statements
September 30, 2024(Continued)
Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2024. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Consolidated Statement of Operations when incurred.
The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS
Investment Advisory Agreement – The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Fund. Mike Willis, an officer of the Trust is also an officer of the Adviser.
The Subsidiary is subject to an Advisory Agreement between the Subsidiary and the Adviser, which specifies an an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Subsidiary. In the Fund’s computation of the investment advisory fee, the net assets of the Subsidiary are waived from the computation and the investment advisory fee of the Subsidiary is consolidated with the investment advisory fee of the Fund.
The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services. The Adviser and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.
Under the Advisory Agreement, the Adviser has agreed to pay the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The initial term of the Advisory Agreement is two years, and the Board may thereafter extend the Advisory Agreement for additional one-year terms. The Advisory Agreement may be terminated immediately by vote of the shareholders of the Fund, or upon 60 days’ notice by the Board or the Adviser. All organizational and offering costs for the Fund were borne by the Adviser and are not subject to reimbursement.
Administration Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The Administrator receives a monthly fee which is paid by the adviser out of the unitary fee.

15

OneFund Trust
Notes to Financial Statements
September 30, 2024(Continued)
Compliance Services – PINE Advisor Solutions (“PINE”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between PINE and the Trust. Under the terms of such agreement PINE is entitled to receive fees from the Trust but, pursuant to the unitary fee arrangement between the Adviser and the Fund, such fees are paid by the Adviser.
Distributor – The Fund has entered into a Distribution Agreement with ACA Foreside (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.
4. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended September 30, 2024.

	Cost of Investments Purchased	Proceeds from Investments Sold
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Broker	$906,757	—
In-kind transfer	63,563	—
	$970,327	—

5. TAX BASIS INFORMATION
Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.
The tax character of distributions paid during the fiscal year ended March 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	$ —	$ —

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2024.
As of March 31, 2024, the components of accumulated earnings/(losses) for income tax purposes were as follows:

Tax cost of investments	$781,936
Unrealized appreciation	96,654
Unrealized depreciation	(18,995)
Net unrealized appreciation	77,659
Undistributed ordinary income	134,303
Undistributed long-term gains	22
Distributable earnings	134,325
Other accumulated gains (losses)	(589)
Total accumulated earnings	$211,395

There were no capital loss carryovers or post-October losses for the tax year ended March 31, 2024.

16

OneFund Trust
Notes to Financial Statements
September 30, 2024(Continued)
U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial reportingand tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2024, the following table shows thereclassifications made:

Accumulated Earnings	Paid-in-Capital
$2	$(2)

6. CREATION AND REDEMPTION TRANSACTIONS
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
7. BENEFICIAL OWNERSHIP
As of September 30, 2024, no one owned beneficially 25% or greater of the Fund’s outstanding shares.
8. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.
9. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ONEFUND TRUST

By (Signature and Title)*	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.